Prospectus Supplement
dated May 11, 1998 to:
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PUTNAM TAX-FREE HIGH YIELD FUND
Prospectus dated November 30, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officer of Putnam Investment Management, Inc.
("Putnam Management") has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                       Business experience
                          Year         (at least 5 years)
                          -------      -------------------------
Blake Anderson            1998         Employed as an investment
Senior Managing Director               professional by Putnam
                                       Management since 1987.




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